Income taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income tax	$ (1,407,000)	$ (11,244,000)	$ (4,729,000)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	40.00%
Percentage Of Valuation Allowance	100.00%
Description Of Annual Utilization, Operating Loss Carry Forward	Annual utilization is normally limited to 1,000,000 plus fifty per cent (50%) of any taxable income in excess of this threshold.
Pre Acquisition Tax Loss	$ 4,900,000
Pre Acquisition Tax Loss Per Year	$ 1,800,000
Description Of Substantial Change In Operations For Income Tax Rate	Substantial change in operations occurs when the following criteria are met: Reduction of more than fifty per cent (50%) in revenues from one fiscal year to another, Reduction of more than fifty per cent (50%) in the average employees employed or in the gross book value of assets from one fiscal year to another.
Decrease In Operating Loss Carry Forwards	$ 69,300,000
Decrease In Operating Loss Carry Forwards Utilized	35,300,000
Increase In Operating Loss Carry Forwards	10,200,000
Net Income Tax Payable	7,600,000
Accrued Income Taxes	11,700,000
Deferred Income Tax Expense (Benefit)	14,100,000
Prepaid Taxes	1,000,000
Long Term Assets Taxes	$ 13,100,000
Deferred Tax Amortized Life	14 years 3 months 18 days
Deferred Tax Amortized Rate	7.00%
Tax Relief Amount	$ 9,700,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	5,900,000
Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Accrued Income Taxes	5,500,000
General Business Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Accrued Income Taxes	$ 1,500,000
France [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	33.33%
Operating Loss Carryforwards	$ 142,200,000
United States [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	46,900,000
French Government [Member]
Income Taxes [Line Items]
Income tax	$ 1,400,000	$ 76,000	$ 29,000